497(e)
                                                                       333-72632

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MONY Life Insurance Company of America

SUPPLEMENT DATED NOVEMBER 13, 2008 TO THE CURRENT PROSPECTUSES FOR:
MONY VARIABLE ANNUITY
MONY CUSTOM MASTER
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This Supplement updates certain information in the most recent prospectus you received for any of the products listed above, and in any supplements to that prospectus (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:

The following information replaces the section of your prospectus entitled "Additional information and incorporation of certain information by reference" in its entirety.

ADDITIONAL INFORMATION AND INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Guaranteed Interest Account with Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

The Company's Annual Report on Form 10-K for the year ended December 31, 2007 is considered to be a part of this prospectus because it is incorporated by reference. The following filings are also incorporated by reference and therefore considered to be part of this prospectus: MONY Life Insurance Company of America's Quarterly Reports on Form 10-Q for the periods ended March 31, 2008 and June 30, 2008.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000835357. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104, Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


  COPYRIGHT 2008 MONY LIFE INSURANCE COMPANY OF AMERICA. ALL RIGHTS RESERVED.

                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

MNY 10-08A (10/08)                                                140627 (10/08)
IF (SAR)                                                                  x02229